Operating segments - Summary of Reconciliation of Consolidated Operating Costs and Expenses to Segment External Expenses (Detail) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Reconciliation Of Consolidated Operating Costs And Expenses To Segment External Expenses [Abstract]
Consolidated operating costs and expenses (exclusive of depreciation and amortization)	₽ 4,300,263	₽ 3,432,860	₽ 2,788,576
Adjustments [Abstract]
IPO-related costs	(190,284)	(110,043)	(122,907)
Insurance cover related to IPO	(100,048)
Management incentive agreement (note 20)	(196,993)	(78,648)	(74,851)
Share-based payments to Board of directors, including social taxes	(15,024)
One-off litigation settlements and legal costs	(17,734)
Transaction costs related to disposal of subsidiary			(17,244)
Restructuring costs	(1,541)	(12,286)	(7,639)
Reversal of expected credit loss		2,488
Other	(1,759)
Segment External expenses (as presented to the CODM)	₽ 3,776,880	₽ 3,234,371	₽ 2,565,935